Line of Credit (Detail Textuals 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Interest expense	$ 72,652	$ (3,005)	$ 153,236	$ (2,248)	$ (164,727)	$ (62,682)
Revolving Credit
Line of Credit Facility [Line Items]
Fair value of the warrants granted			2,760,000
Black-Scholes pricing model adjusted for a blockage discount warrants issued			350,000
Interest expense			161,108	63,366
Unamortized balance of deferred costs	$ 1,339,836		$ 1,339,836		$ 1,150,777